Fair Value - Components of Net Gains on Sales of Loans (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components of Net Gains on Sales of Loans (Detail) [Line Items]
Realized gains on sales of loans	$ 102,517	$ 67,218	$ 189,350	$ 75,526	$ 218,504	$ 537
Change in unrealized gains (losses) on loans held for sale	23,353	(15,897)	19,177	(2,271)	24,771	266
Net fair value gains (losses) on derivatives					144,357	(153)
Capitalized servicing rights	45,554	36,305	98,167	37,595	187,749
Provision for repurchases	(1,838)	(2,010)	(4,024)	(2,181)	(9,067)	(18)
Interest income	8,721	8,473	17,066	9,261	32,625	16
Other		114	0	34	35
Net gains on sales of loans	144,611	235,949	248,645	314,394	598,974	648	0
Interest Rate Lock Commitments [Member]
Components of Net Gains on Sales of Loans (Detail) [Line Items]
Net fair value gains (losses) on derivatives	37,969	(17,217)	36,363	41,404	38,126	949
Forward Sales Commitments [Member]
Components of Net Gains on Sales of Loans (Detail) [Line Items]
Net fair value gains (losses) on derivatives	(63,956)	183,625	(99,812)	179,688	111,830	(1,102)
Loan Purchase Commitments [Member]
Components of Net Gains on Sales of Loans (Detail) [Line Items]
Net fair value gains (losses) on derivatives	$ (7,709)	$ (24,662)	$ (7,642)	$ (24,662)	$ (5,599)